KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN
COUNSEL
PHONE 212-715-9512
FAX 212-715-8116
ECOHAN@KRAMERLEVIN.COM

June 16TH, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 83 to its registration statement on Form N-1A (the “Amendment”).  This filing is being made primarily to register the offering of Class A, Class C and Class I shares of the International Fund and the International Select Fund, two new series of the Registrant.

Registrant expects that the Amendment would become automatically effective on September 1, 2008, pursuant to Rule 485(a)(2) under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.  If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,

/s/ S. Elliott Cohan
S. Elliott Cohan

cc:	Michael D. Policarpo
Christopher K. Dyer
Edward J. Veilleux
John A. Danko
John C. Davis
Nathan Greene
Jay G. Baris

1177 AVENUE OF THE AMERICAS  NEW YORK NY 10036-2714  PHONE 212.715.9100  FAX 212.715.8000  WWW.KRAMERLEVIN.COM

ALSO AT 47 AVENUE HOCHE  75008 PARIS FRANCE

IN ALLIANCE WITH BERWIN LEIGHTON PAISNER:  LONDON * BRUSSELS